Income Taxes - Deferred Income Tax Valuation Allowance Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Beginning balance of deferred income tax valuation allowance	$ 75	$ 95
Additions charged to costs and expenses	1	0	$ 0
Additions charged against goodwill	1	0	84
Deductions	(5)	(20)	0
Ending balance of deferred income tax valuation allowance	$ 72	$ 75	$ 95